Restructuring costs - Summary of restructuring charges and payments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Costs [Abstract]
Payments made	$ (247)
Bio Ventus LLC [Member]
Restructuring Costs [Abstract]
Beginning balance	247	$ 0	$ 1,203
Expenses incurred		563	575	$ 1,373
Payments made		(316)	(1,778)
Ending balance		247	0	1,203
Employee Severance and Temporary Labor Costs [Member] | Bio Ventus LLC [Member]
Restructuring Costs [Abstract]
Beginning balance	166	0	997
Expenses incurred		408	491
Payments made		(242)	(1,488)
Ending balance		166	0	997
Other Charges [Member] | Bio Ventus LLC [Member]
Restructuring Costs [Abstract]
Beginning balance	$ 81	0	206
Expenses incurred		155	84
Payments made		(74)	(290)
Ending balance		$ 81	$ 0	$ 206